Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay-Versus-Performance
Table
The following table sets forth information concerning
pay-versus-performance
for our Principal Executive Officer (“PEO”) and other non-PEO Named Executive Officers (“NEOs”) prepared in accordance with Item 402(v) of Regulation S-K under the Exchange Act (the “Pay Versus Performance Rules”) for 2023, 2022, 2021, and 2020. For 2020-2022, Reed Hastings and Ted Sarandos served as co-CEOs,
in 2023, each of Reed Hastings, T
ed Sarandos
and Greg Peters served as a
co-CEO
for part or all of 2023, and each of them is presented as a PEO for the year(s) served as a CEO.
As discussed in the Compensation Discussion and Analysis section above, target compensation for a given year is determined at the end of the prior year. The dollar amounts in the total column of the Summary Compensation Table and in the columns that begin with either “Summary Compensation Table” or “Average Summary Compensation Table” in the
Pay-Versus-Performance
Table reflect the grant date fair values with respect to stock options granted during the respective fiscal year, computed in accordance with generally accepted accounting principles in the U.S. Those amounts may vary significantly year over year due to factors such as stock price volatility, as was the case for the years presented here, with increased volatility in 2022 versus 2021 and slightly decreased volatility in 2023 versus 2022.

Year	Summary Compensation Table Total for Reed Hastings ($)	Summary Compensation Table Total for Ted Sarandos ($)	Summary Compensation Table Total for Greg Peters ($)	Compensation Actually Paid to Reed Hastings ($) (1)	Compensation Actually Paid to Ted Sarandos ($) (1)	Compensation Actually Paid To Greg Peters ($) (1)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (2)	Average Compensation Actually Paid to Non-PEO NEOs ($) (1)(2)	Value of Initial Fixed $100 Investment Based On:		Net Income ($ Millions)	F/X Neutral Operating Margin (4)
									Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) (3)

2023	11,290,411	49,834,936	40,117,124	13,536,949	57,780,177	46,723,963	10,980,792	10,980,792	150.47	118.93	5,408	20.9%

2022	51,073,237	50,299,296	—	51,073,237	50,299,296	—	16,336,478	16,336,478	91.13	81.50	4,492	20.0%

2021	40,823,725	38,232,164	—	40,823,725	38,232,164	—	12,097,270	12,097,270	186.19	134.41	5,116	21.6%

2020	43,226,024	39,318,251	—	43,226,024	39,318,251	—	12,392,648	12,392,648	167.11	137.32	2,761	19.9%

(1)
As discussed in our Compensation Discussion and Analysis, the stock options granted in 2022, 2021, and 2020 vested immediately upon grant, as did the stock options granted to Messrs. Neumann, Hyman, and Ezama and Ms. Whetstone in 2023. As such, there was no difference between the grant date fair value of the stock option awards set forth in the Summary Compensation Table and the fair value of the stock option awards on the vesting date for such awards.

(2)
The
non-PEO
Named Executive Officers for each of 2022, 2021 and 2020 were Messrs. Neumann, Peters and Hyman, and Ms. Whetstone. The
non-PEO
Named Executive Officers for 2023 were Messrs. Neumann, Hyman and Ezama and Ms. Whetstone.

(3)	Represents the cumulative TSR of the RDG Internet Composite Index for each year.

(4)
We have determined that F/X Neutral Operating Margin is the financial performance measure that, in the Company’s assessment, represents the most important financial performance measure used to link “compensation actually paid” to our Named Executive Officers, for the year ended December 31, 2023, to company performance (the “Company Selected Measure” as defined in the Pay Versus Performance Rules).

The following table shows the adjustments from the Summary Compensation Table total compensation to calculate the “compensation actually paid” (“CAP”) to our PEOs and
Non-PEO
Named Executive Officers in accordance with the Pay Versus Performance Rules in 2023. As noted above, the stock options granted in 2022, 2021, and 2020 vested immediately upon grant, as did stock options granted to Messrs. Neumann, Hyman and Ezama, and Ms. Whetstone in 2023. As such, there was no difference between the grant date fair value of such stock option awards as included in the Summary Compensation Table and the fair value of the stock option awards on the vesting date. No adjustments were made for defined benefit and actuarial pension plans because the company does not have defined benefit or actuarial pension plans.

	Reed Hastings ($)	Ted Sarandos ($)	Greg Peters ($)	Average for Non-PEO NEOs ($)

Summary Compensation Table (“SCT”) Total	11,290,411	49,834,936	40,117,124	10,980,792

Minus Amounts reported as “Option Awards” in the SCT	(10,643,357)	(28,308,620)	(22,667,588)	(5,809,874)

Plus the change as of 2023 Year End (from the end of the prior year) in Fair Value (whether positive or negative) of Equity Awards granted in a prior year that are outstanding and unvested as of 2023 Year End	0	0	0	0

Plus the Fair Value as of the vesting date for awards that were both granted and vested in 2023	4,142,910	2,436,994	974,832	5,809,874

Plus the change as of the vesting date (from the end of the prior year) in Fair Value (whether positive or negative) of Equity Awards granted in a prior year that vested during 2023	0	0	0	0

Minus the Fair Value as of the end of the prior year of awards that were forfeited during 2023	0	0	0	0

Plus the Fair Value of Equity Awards Granted in the Year and Unvested as of Year End	8,746,985	33,816,867	28,299,595	0

Equals Compensation Actually Paid	13,536,949	57,780,177	46,723,963	10,980,792

Company Selected Measure Name	F/X Neutral Operating Margin
Named Executive Officers, Footnote	The
non-PEO
Named Executive Officers for each of 2022, 2021 and 2020 were Messrs. Neumann, Peters and Hyman, and Ms. Whetstone. The
non-PEO
	Named Executive Officers for 2023 were Messrs. Neumann, Hyman and Ezama and Ms. Whetstone.
Peer Group Issuers, Footnote	Represents the cumulative TSR of the RDG Internet Composite Index for each year.
Adjustment To PEO Compensation, Footnote
The following table shows the adjustments from the Summary Compensation Table total compensation to calculate the “compensation actually paid” (“CAP”) to our PEOs and
Non-PEO
Named Executive Officers in accordance with the Pay Versus Performance Rules in 2023. As noted above, the stock options granted in 2022, 2021, and 2020 vested immediately upon grant, as did stock options granted to Messrs. Neumann, Hyman and Ezama, and Ms. Whetstone in 2023. As such, there was no difference between the grant date fair value of such stock option awards as included in the Summary Compensation Table and the fair value of the stock option awards on the vesting date. No adjustments were made for defined benefit and actuarial pension plans because the company does not have defined benefit or actuarial pension plans.

	Reed Hastings ($)	Ted Sarandos ($)	Greg Peters ($)	Average for Non-PEO NEOs ($)

Summary Compensation Table (“SCT”) Total	11,290,411	49,834,936	40,117,124	10,980,792

Minus Amounts reported as “Option Awards” in the SCT	(10,643,357)	(28,308,620)	(22,667,588)	(5,809,874)

Plus the change as of 2023 Year End (from the end of the prior year) in Fair Value (whether positive or negative) of Equity Awards granted in a prior year that are outstanding and unvested as of 2023 Year End	0	0	0	0

Plus the Fair Value as of the vesting date for awards that were both granted and vested in 2023	4,142,910	2,436,994	974,832	5,809,874

Plus the change as of the vesting date (from the end of the prior year) in Fair Value (whether positive or negative) of Equity Awards granted in a prior year that vested during 2023	0	0	0	0

Minus the Fair Value as of the end of the prior year of awards that were forfeited during 2023	0	0	0	0

Plus the Fair Value of Equity Awards Granted in the Year and Unvested as of Year End	8,746,985	33,816,867	28,299,595	0

Equals Compensation Actually Paid	13,536,949	57,780,177	46,723,963	10,980,792

Non-PEO NEO Average Total Compensation Amount	$ 10,980,792	$ 16,336,478	$ 12,097,270	$ 12,392,648
Non-PEO NEO Average Compensation Actually Paid Amount	$ 10,980,792	16,336,478	12,097,270	12,392,648
Adjustment to Non-PEO NEO Compensation Footnote
The following table shows the adjustments from the Summary Compensation Table total compensation to calculate the “compensation actually paid” (“CAP”) to our PEOs and
Non-PEO
Named Executive Officers in accordance with the Pay Versus Performance Rules in 2023. As noted above, the stock options granted in 2022, 2021, and 2020 vested immediately upon grant, as did stock options granted to Messrs. Neumann, Hyman and Ezama, and Ms. Whetstone in 2023. As such, there was no difference between the grant date fair value of such stock option awards as included in the Summary Compensation Table and the fair value of the stock option awards on the vesting date. No adjustments were made for defined benefit and actuarial pension plans because the company does not have defined benefit or actuarial pension plans.

	Reed Hastings ($)	Ted Sarandos ($)	Greg Peters ($)	Average for Non-PEO NEOs ($)

Summary Compensation Table (“SCT”) Total	11,290,411	49,834,936	40,117,124	10,980,792

Minus Amounts reported as “Option Awards” in the SCT	(10,643,357)	(28,308,620)	(22,667,588)	(5,809,874)

Plus the change as of 2023 Year End (from the end of the prior year) in Fair Value (whether positive or negative) of Equity Awards granted in a prior year that are outstanding and unvested as of 2023 Year End	0	0	0	0

Plus the Fair Value as of the vesting date for awards that were both granted and vested in 2023	4,142,910	2,436,994	974,832	5,809,874

Plus the change as of the vesting date (from the end of the prior year) in Fair Value (whether positive or negative) of Equity Awards granted in a prior year that vested during 2023	0	0	0	0

Minus the Fair Value as of the end of the prior year of awards that were forfeited during 2023	0	0	0	0

Plus the Fair Value of Equity Awards Granted in the Year and Unvested as of Year End	8,746,985	33,816,867	28,299,595	0

Equals Compensation Actually Paid	13,536,949	57,780,177	46,723,963	10,980,792

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Financial Performance Measures for Fiscal Year 2023
For the fiscal year ended December 31, 2023, we used F/X Neutral Operating Margin and F/X Neutral Revenue as financial performance measures to link CAP to company performance, as these were the metrics used in the 2023 Performance Bonus Program. Only Ted Sarandos and Greg Peters, the
co-CEOs
on December 31, 2023 participated in the Performance Bonus Program in 2023. F/X Neutral Revenue was calculated assuming foreign exchange rates had remained constant with foreign exchange rates from each of the corresponding months of the prior-year period. F/X Neutral Operating Margin was calculated by dividing Adjusted Operating Profit by Adjusted Revenue. Adjusted Revenue is calculated using foreign exchange rates as of the beginning of the fiscal year. Adjusted Operating Profit is calculated as Adjusted Revenue less Adjusted Operating Expenses. Adjusted Operating Expenses was calculated using foreign exchange rates as of the beginning of the fiscal year, excluding the foreign exchange impact on content amortization as titles are amortized at a historical blended rate based on the timing of spend. The Company did not use financial performance measures to inform compensation for the Named Executive Officers in years prior to 2023, and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Total Shareholder Return Amount	$ 150.47	91.13	186.19	167.11
Peer Group Total Shareholder Return Amount	118.93	81.5	134.41	137.32
Net Income (Loss)	$ 5,408,000,000	$ 4,492,000,000	$ 5,116,000,000	$ 2,761,000,000
Company Selected Measure Amount	0.209	0.20	0.216	0.199
Measure:: 1
Pay vs Performance Disclosure
Name	F/X Neutral Operating Margin
Measure:: 2
Pay vs Performance Disclosure
Name	F/X Neutral Revenue
Reed Hastings [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 11,290,411	$ 51,073,237	$ 40,823,725	$ 43,226,024
PEO Actually Paid Compensation Amount	$ 13,536,949	51,073,237	40,823,725	43,226,024
PEO Name	Reed Hastings
Ted Sarandos [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 49,834,936	50,299,296	38,232,164	39,318,251
PEO Actually Paid Compensation Amount	$ 57,780,177	50,299,296	38,232,164	39,318,251
PEO Name	Ted Sarandos
Greg Peters [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 40,117,124	0	0	0
PEO Actually Paid Compensation Amount	$ 46,723,963	$ 0	$ 0	$ 0
PEO Name	Greg Peters
PEO | Reed Hastings [Member] | Amounts reported as Option Awards in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (10,643,357)
PEO | Reed Hastings [Member] | Change as of 2023 Year End (from the end of the prior year) in Fair Value (whether positive or negative) of Equity Awards granted in a prior year that are outstanding and unvested as of 2023 Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Reed Hastings [Member] | Fair Value as of the vesting date for awards that were both granted and vested in 2023 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,142,910
PEO | Reed Hastings [Member] | Change as of the vesting date (from the end of the prior year) in Fair Value (whether positive or negative) of Equity Awards granted in a prior year that vested during 2023 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Reed Hastings [Member] | Fair Value as of the end of the prior year of awards that were forfeited during 2023 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Reed Hastings [Member] | Fair Value of Equity Awards Granted in the Year and Unvested as of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,746,985
PEO | Ted Sarandos [Member] | Amounts reported as Option Awards in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(28,308,620)
PEO | Ted Sarandos [Member] | Change as of 2023 Year End (from the end of the prior year) in Fair Value (whether positive or negative) of Equity Awards granted in a prior year that are outstanding and unvested as of 2023 Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Ted Sarandos [Member] | Fair Value as of the vesting date for awards that were both granted and vested in 2023 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,436,994
PEO | Ted Sarandos [Member] | Change as of the vesting date (from the end of the prior year) in Fair Value (whether positive or negative) of Equity Awards granted in a prior year that vested during 2023 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Ted Sarandos [Member] | Fair Value as of the end of the prior year of awards that were forfeited during 2023 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Ted Sarandos [Member] | Fair Value of Equity Awards Granted in the Year and Unvested as of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	33,816,867
PEO | Greg Peters [Member] | Amounts reported as Option Awards in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(22,667,588)
PEO | Greg Peters [Member] | Change as of 2023 Year End (from the end of the prior year) in Fair Value (whether positive or negative) of Equity Awards granted in a prior year that are outstanding and unvested as of 2023 Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Greg Peters [Member] | Fair Value as of the vesting date for awards that were both granted and vested in 2023 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	974,832
PEO | Greg Peters [Member] | Change as of the vesting date (from the end of the prior year) in Fair Value (whether positive or negative) of Equity Awards granted in a prior year that vested during 2023 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Greg Peters [Member] | Fair Value as of the end of the prior year of awards that were forfeited during 2023 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Greg Peters [Member] | Fair Value of Equity Awards Granted in the Year and Unvested as of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	28,299,595
Non-PEO NEO | Amounts reported as Option Awards in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,809,874)
Non-PEO NEO | Change as of 2023 Year End (from the end of the prior year) in Fair Value (whether positive or negative) of Equity Awards granted in a prior year that are outstanding and unvested as of 2023 Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Fair Value as of the vesting date for awards that were both granted and vested in 2023 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,809,874
Non-PEO NEO | Change as of the vesting date (from the end of the prior year) in Fair Value (whether positive or negative) of Equity Awards granted in a prior year that vested during 2023 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Fair Value as of the end of the prior year of awards that were forfeited during 2023 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Fair Value of Equity Awards Granted in the Year and Unvested as of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0